other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
other long-term assets
Pension assets	$ 307	$ 307
Unbilled customer finance receivables	593	571
Derivative assets	154	250
Deferred income taxes	33	19
Costs incurred to obtain or fulfill contracts with customers	173	154
Real estate joint venture advances	114	114
Investment in real estate joint venture	1	1
Investments in associates	219	120
At fair value through net income	26	21
At fair value through other comprehensive income	465	467
Prepaid maintenance	53	61
Refundable security deposits and other	138	118
Total	$ 2,276	$ 2,203